Other Assets	3 Months Ended
Aug. 31, 2018
Other Non-current Assets Disclosure [Abstract]
Other Non-current Assets Disclosure [Text Block]	Note 7 – Other Assets Other assets included the following as of August 31, 2018 and May 31, 2018, respectively:
	August 31	May 31,
	2018	2018
Security deposits	158,500	-
	$158,500	$-